CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Feb. 23, 2013	Feb. 25, 2012
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.01	$ 1.00
Common stock, shares authorized	400	400
Common stock, shares issued	230	230
Treasury stock, shares	17	18